Basic and Diluted Earning or Loss Per Share (Restated) - Schedule of Computation of Diluted Net Earning Per Share because their Effect was Anti-Dilutive (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Computation of Diluted Net Earning Per Share because their Effect was Anti-Dilutive [Member]
Anti-dilutive effect of net earning per share	3,439,369	14,022,240
Stock options [Member]
Schedule of Computation of Diluted Net Earning Per Share because their Effect was Anti-Dilutive [Member]
Anti-dilutive effect of net earning per share	1,252,891	1,948,260
Warrant [Member]
Schedule of Computation of Diluted Net Earning Per Share because their Effect was Anti-Dilutive [Member]
Anti-dilutive effect of net earning per share	2,186,478	1,191,280
Preferred shares [Member]
Schedule of Computation of Diluted Net Earning Per Share because their Effect was Anti-Dilutive [Member]
Anti-dilutive effect of net earning per share		7,392,418
SAFE [Member]
Schedule of Computation of Diluted Net Earning Per Share because their Effect was Anti-Dilutive [Member]
Anti-dilutive effect of net earning per share		268,835
Convertible Debt Securities [Member]
Schedule of Computation of Diluted Net Earning Per Share because their Effect was Anti-Dilutive [Member]
Anti-dilutive effect of net earning per share		3,221,447